REVENUES (Tables)	6 Months Ended
Jun. 30, 2021
Revenues [Abstract]
Schedule of Significant Changes in Deferred Revenues

The following table presents the changes in deferred revenues balance during the six months ended June 30, 2021:

Six months ended June 30, 2021

Balance, beginning of the period	$10,987
New performance obligations	4,113

Reclassification to revenue as a result of satisfying performance obligations	(2,806)

Balance, end of the period	12,294
Less: long-term portion of deferred revenue	9,155
Current portion, end of period	$3,139

Schedule of Remaining Performance Obligations

Remaining performance obligations represent contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be recognized as revenue in future periods. The following table represents the remaining performance obligations as of June 30, 2021, which are expected to be satisfied and recognized in future periods:

	Remaining 2021	2022	2023 and thereafter
Unsatisfied performance obligations	$7,397	$2,631	$9,977